Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2024
Operational Ratios
Schedule of financial conglomerate

Thousand of Reais	2024	2023
Tier I Regulatory Capital	85,562.9	81,259.1
Principal Capital	77,547.6	75,042.8
Supplementary capital	8,015.3	6,216.3
Tier II Regulatory Capital	15,488.4	13,644.2
Regulatory Capital (Tier I and II)	101,051.2	94,903.3
Credit Risk (1)	603,286.5	560,780.9
Market Risk (2)	43,523.7	33,002.7
Operational Risk	60,643.3	60,491.1
Total RWA (3)	707,453.5	654,274.7
Basel I Ratio	12.09	12.43
Basel Principal Capital	10.96	11.48
Basel Regulatory Capital	14.28	14.51
(1)	Credit risk exposures subject to capital requirement calculations under the standardized approach (RWACPAD) are based on the procedures established by BCB Resolution No. 229, dated May 12, 2022.
(2)	Includes the portions for market risk exposures subject to variations in interest rates (RWAjur1), foreign currency coupons (RWAjur2), price indexes (RWAjur3), and interest rate coupons (RWAjur4), the price of commodities (RWAcom), the price of shares classified in the trading portfolio (RWAacs), portions for exposure to gold, foreign currency and operations subject to exchange rate variation (RWAcam), and adjustment for derivatives arising from variation in the counterparty's credit quality (RWAcva).. Risk Weighted Assets or risk weighted assets.
(3)	Risk Weighted Assets or risk weighted assets.